SUBSEQUENT EVENTS (Details Narrative) - Dogness Intelligent Technology Co., Ltd [Member]	Aug. 06, 2026	Aug. 05, 2026	May 17, 2025
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage			19.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	6.735%	19.50%